Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000014255
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eaton Vance Floating Rate Portfolio
Without Sales Load [Member] | C000014255
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	5.83%	4.84%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%	5.51%